Taxes On Income (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Line Items]
Income before taxes on income	$ 68,884	$ 58,033	$ 45,796
Domestic Country [Member]
Taxes On Income [Line Items]
Income before taxes on income	46,093	38,404	37,976
Foreign Country [Member]
Taxes On Income [Line Items]
Income before taxes on income	$ 22,791	$ 19,629	$ 7,820